Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of components of income taxes
	2015	2014
Federal income tax at U.S statutory rate (34%) and (25%)	$(120,334)	$56,644
State income tax	4,311	4,311
Add: change in valuation allowance	102,028	(35,560)

Total current deferred tax asset (liability)	$13,995	25,395

Schedule of components of deferred income taxes
	2015	2014
Bad debt provision	$4,767	$3,785
Reserve for obsolete inventory	3,983	3,163
Insurance claim receivable	-	(94,890)

Total current deferred tax asset (liability)	$8,750	$(87,942)

Net operating loss	$(111,725)	$103,125
Depreciation	(61)	559
(Valuation allowance)	103,035	(15,742)

Total long-term deferred tax asset (liability)	$(8,750)	$87,942